RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

Related parties are entities with common direct or indirect shareholders and/or directors. Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial and operating decisions.

Some of the Company’s transactions and arrangements are with related parties and the effect of these on the basis determined between parties is reflected in these consolidated financial statements. The balances are unsecured, interest-free and repayable on demand unless otherwise stated.

The following transactions took place between the Company and its related parties during the year:

	December 31,
	2022	2023	2024
	US$’000	US$’000	US$’000
Interest income from a related party	56	88	384
Loans assumed by a director	671	–	–
Directors’ remuneration	113	150	155
Directors’ fees of the subsidiary	135	125	117
Directors’ fees of the Company	–	9	54
Related party remuneration	111	138	139
Rental expense paid to a related party	39	40	40
Interest paid to a related party	–	75	110
Loan from related parties	–	1,096	453
Sales with a related party	–	1,785	5,256